Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 8,834,158	$ 8,038,845
Prepaid expenses	2,297,046	1,449,096
Total Current Assets	11,712,777	9,636,715
Current assets
Restricted Cash	8,800,000	8,000,000
TOTAL ASSETS	11,772,038	9,682,454
Current liabilities
Trade and other payables	3,816,564	1,569,290
Short-term loans	30,000,000	15,000,000
Accrued expenses and other current liabilities	3,174,073	4,518,311
Non-current liabilities
Pension liability	47,619	239,860
Total non-current liabilities	47,619	239,860
Current liabilities
Total Current Liabilities	36,990,637	21,087,601
Total Liabilities	37,038,256	21,327,461
Preference shares value	72,466	72,466
Common shares value	38,537	38,537
Treasury Shares	(2,411)	(6,202)
Additional paid-in capital	44,050,855	42,061,984
Accumulated other comprehensive income (loss)	98,092	(168,177)
Accumulated deficit	(69,523,757)	(53,643,615)
Total Shareholders’ Deficit	(25,266,218)	(11,645,007)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	11,772,038	9,682,454
Current assets
Other receivables	581,573	148,774
Non-current assets
Property and equipment, net	59,261	45,739
Total non-current assets	59,261	45,739
Helix Acquisition Corp.
Current assets
Cash	23,336	666,790	$ 1,335,924
Prepaid expenses	135,916	126,916	283,057
Total Current Assets	116,159,252	793,706	1,618,981
Current assets
Restricted Cash	101,000,000
Short-term loan receivables	15,000,000
Investments held in Trust Account	115,051,039	115,042,608	115,014,917
TOTAL ASSETS	231,210,291	115,836,314	116,633,898
Current liabilities
Capital Contributions – PIPE	116,000,000
Share redemption liability	80,842,313
Current liabilities
Accrued expenses	5,797,949	3,870,251	67,120
Promissory note – related party	150,000		58,063
Total Current Liabilities	202,790,262	3,870,251	125,183
Deferred underwriting fee payable	4,025,000	4,025,000	4,025,000
Total Liabilities	206,815,262	7,895,251	4,150,183
Class A ordinary shares subject to possible redemption		115,000,000	115,000,000
Preference shares value
Common shares value	385	43	43
Additional paid-in capital	34,157,345
Common shares value	288	288	288
Accumulated deficit	(9,762,989)	(7,059,268)	(2,516,616)
Total Shareholders’ Deficit	24,395,029	(7,058,937)	(2,516,285)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 231,210,291	$ 115,836,314	$ 116,633,898